UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      TowerView LLC

Address:   500 PARK AVENUE
           NY, NY 10022


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   ROBERT M. BURNAT
Title:   
Phone:  212-935-6655

Signature,  Place,  and  Date  of  Signing:

/s/ Robert M. Burnat               New York, NY                       1/15/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              22

Form 13F Information Table Value Total:  $  117,228,000
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ---------- ------------------ ---------- -------- ----------------
                                                                    VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ---------- --------- --- ---- ---------- -------- ---- ------ ----
AMERICAN GREETINGS CORPORATION CMN       COM            026375105 28,436,000 1,305,000 SH       SOLE       NONE     Sole      0    0
CLASS A
BANK OF AMERICA CORP CMN                 COM            060505104    602,000    40,000 SH       SOLE       NONE     Sole      0    0
BASSETT FURNITURE CMN                    COM            070203104  1,914,000   550,000 SH       SOLE       NONE     Sole      0    0
BURLINGTON NORTHERN SANTA FE CORP        COM            12189T104  6,903,000    70,000 SH       SOLE       NONE     Sole      0    0
CUMULUS MEDIA INC CMN CLASS A            COM            231082108     57,000    25,000 SH       SOLE       NONE     Sole      0    0
DENBURY RESOURCES INC CMN                COM            247916208  2,960,000   200,000 SH       SOLE       NONE     Sole      0    0
EMMIS COMMUNICATIONS CORP CL-A CLASS A   COM            291525103  1,515,000 1,300,000 SH       SOLE       NONE     Sole      0    0
FISHER COMMUNICATIONS INC CMN            COM            337756209 12,604,000   775,600 SH       SOLE       NONE     Sole      0    0
FLAMEL TECHNOLOGIES SPON ADR SPONSORED   COM            338488109    222,000    30,000 SH       SOLE       NONE     Sole      0    0
ADR CMN
GRIFFIN LAND & NURSERIES CMN             COM            398231100  1,890,000    64,873 SH       SOLE       NONE     Sole      0    0
GYRODYNE CO AMER CMN                     COM            403820103  1,311,000    31,300 SH       SOLE       NONE     Sole      0    0
HELIX ENERGY SOLUTNS GROUP INC CMN       COM            42330P107    176,000    15,000 SH       SOLE       NONE     Sole      0    0
JOHNSON OUTDOORS INC CMN CLASS A         COM            479167108  9,037,000   925,000 SH       SOLE       NONE     Sole      0    0
NORTHWESTERN CORPORATION CMN             COM            668074305  8,925,000   343,000 SH       SOLE       NONE     Sole      0    0
RF INDUSTRIES LTD CMN                    COM            749552105     68,000    15,000 SH       SOLE       NONE     Sole      0    0
REALNETWORKS, INC. COMMON STOCK          COM            75605L104  2,597,000   700,000 SH       SOLE       NONE     Sole      0    0
SAGA COMMUNICATION, INC. CMN CLASS A     COM            786598300  6,116,000   487,700 SH       SOLE       NONE     Sole      0    0
TEJON RANCH CO CMN                       COM            879080109 30,389,000 1,040,000 SH       SOLE       NONE     Sole      0    0
3COM CORP CMN                            COM            885535104  1,125,000   150,000 SH       SOLE       NONE     Sole      0    0
URANIUM RESOURCES INC CMN                COM            916901507     62,000    80,000 SH       SOLE       NONE     Sole      0    0
VARIAN INC CMN                           COM            922206107    258,000     5,000 SH       SOLE       NONE     Sole      0    0
GLOBAL SHIP LEASE, INC. CMN CLASS A      COM            Y27183105     61,000    42,500 SH       SOLE       NONE     Sole      0    0